Initial Public Offering - Additional Information (Detail) - USD ($)									9 Months Ended		12 Months Ended
	Feb. 13, 2015	Feb. 09, 2015	Apr. 30, 2014	Feb. 21, 2014	Feb. 13, 2014	Feb. 10, 2014	Feb. 04, 2014	Jun. 28, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Jul. 31, 2013	Jul. 30, 2013	Jul. 22, 2013	Jul. 21, 2013
Class Of Stock [Line Items]
Public offering, number of shares issued							1,900,000
Initial public offering, price per share							$ 10.00
Net cash proceeds from issue of initial public offering after deducting underwriting discounts and additional costs	$ 9,100,000					$ 17,400,000
Increase in capital shares value		$ 8,800,000									$ 16,458,104
Additional costs incurred prior to, and associated with IPO, beginning of period						$ 900,000
Overallotment issued to underwriter to purchase common stock, period		45 days				45 days			45 days		45 days
Purchase of common stock by underwriters to cover overallotments, number of shares	1,200,000					285,000					285,000
Purchase of common stock by underwriters to cover overallotments, per share	$ 1.25					$ 9.30
Purchase of common stock by underwriters to cover overallotments, grant date fair value		$ 7,690,395							$ 7,690,395		$ 202,143
Issuance of warrants to purchase shares of common stock	1,200,000
Exercise price of warrants	$ 1.56					$ 10.00
Issuance of warrants to purchase shares of common stock, grant date fair value		1,627,396							$ 1,627,396		$ 544,116
Warrants to purchase common stock, period	5 years					5 years			5 years
Series A Preferred Stock, shares converted to common stock						69,421,047	69,421,047
Common stock, shares issued upon conversion of Series A Preferred Stock						1,652,851	1,652,851
Common stock, shares authorized							40,000,000		40,000,000		40,000,000	53,000,000			14,600,000
Preferred stock, shares authorized							5,000,000								100,000,000	14,600,000
Debt, principal amount converted								$ 20,231,000			$ 6,600,000	$ 20,231,000
Conversion price of notes						$ 10.00
Shares of common stock vested as settlement of certain restricted stock units						73,151
Lock-up period						180 days
Preferred warrants outstanding after cancellation of warrants due to early termination clauses						1,587
Warrants reclassified to additional paid-in capital						$ 2,475,620
Unamortized discounts related to warrants						996,024
Underwriter IPO costs		279,760				279,760
Underwriter IPO discounts						1,330,000
Offering costs associated with IPO		$ 900,000				932,136
Line of credit, outstanding balance repaid						2,346,000			$ 247,701	$ 2,346,000	$ 2,346,000
Line of credit, accrued interest paid						27,043
Stock options granted									1,194,871		647,298	300,438
Option awards vesting period											10 years
Annual cash compensation expense											$ 225,000
Repayment of laboratory equipment dues to supplier											$ 70,000
Preferred stock, par value							$ 0.0001					$ 0.0001	$ 0.0001
Preferred stock, shares outstanding									0		0
Preferred stock, shares issued									0		0
Proceeds from issuance of common stock	$ 177,500								$ 8,830,057	$ 17,390,240	$ 17,390,240
Net proceeds from issuance of common stock	9,100,000
Non-underwriter costs	$ 300,000								$ 300,000
Common stock, par value	$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Underwriter cost									$ 200,000
Underwriting discounts									700,000		$ 1,330,000
Proceeds from exercise of common stock warrants									9,697,660
Aggregate increase in capital from public offerings									$ 18,600,000
2008 Convertible Note [Member]
Class Of Stock [Line Items]
Debt, principal amount converted						$ 1,400,000
Conversion price of notes						$ 10.00
Convertible Note converted into preferred/common stock						163,399
2013 Convertible Bridge Notes [Member]
Class Of Stock [Line Items]
Exercise price of warrants						$ 10
Debt, principal amount converted						$ 5,165,000
Conversion price of notes						$ 10
Accrued interest on convertible debt converted						$ 313,017
Convertible Note converted into preferred/common stock						548,803
Warrants reclassified to additional paid-in capital						258,249
Warrants reclassified to additional paid-in capital						$ 1,562,968
Line of Credit [Member]
Class Of Stock [Line Items]
Exercise price of warrants						$ 10.00
Warrants reclassified to additional paid-in capital						128,903
Collateral amount provided to secure Line of Credit						$ 2,578,104
Maximum amount of line of credit						2,600,000
Line of credit, outstanding balance repaid						$ 2,346,000
Convertible Bridge Notes And Line Of Credit [Member]
Class Of Stock [Line Items]
Exercise price of warrants						$ 10.00
Warrants reclassified to additional paid-in capital						387,152
Warrants reclassified to additional paid-in capital						$ 2,475,620
Accrued interest [Member]
Class Of Stock [Line Items]
Accrued interest on convertible debt converted						233,982		$ 2,581,000				$ 2,581,000
Accrued interest [Member] | 2008 Convertible Note [Member]
Class Of Stock [Line Items]
Accrued interest on convertible debt converted						233,982
Accrued interest [Member] | 2013 Convertible Bridge Notes [Member]
Class Of Stock [Line Items]
Accrued interest on convertible debt converted						313,017
Aegis and Feltl [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued		8,000,000
Issuance of warrants to purchase shares of common stock	8,000,000
Offering, price per share	$ 1.25
Aegis Capital Corp. [Member]
Class Of Stock [Line Items]
Purchase of common stock by underwriters to cover overallotments, grant date fair value						$ 202,143
Issuance of warrants to purchase shares of common stock	8,000,000					95,000					95,000
Exercise price of warrants						$ 12.50
Issuance of warrants to purchase shares of common stock, grant date fair value						$ 544,116
Common Stock [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued											1,900,000
Increase in capital shares value						$ 16,500,000					$ 190
Exercise price of warrants			$ 4.72
Warrants to purchase common stock, period			10 years
Convertible Note converted into preferred/common stock						433,883
Common Stock [Member] | 2008 Convertible Note [Member]
Class Of Stock [Line Items]
Convertible Note converted into preferred/common stock						163,399
Common Stock [Member] | 2013 Convertible Bridge Notes [Member]
Class Of Stock [Line Items]
Convertible Note converted into preferred/common stock						547,794
Director [Member]
Class Of Stock [Line Items]
Public offering, number of shares issued		142,000
Issuance of warrants to purchase shares of common stock	142,000
Executive Officers [Member]
Class Of Stock [Line Items]
Payment of deferred salary obligations					$ 1,009,552
Payment of additional deferred salary obligations					$ 344,883
Additional cash compensation expense						$ 150,000
Annual cash compensation expense						$ 225,000
2013 Equity Incentive Plan [Member]
Class Of Stock [Line Items]
Common stock, shares authorized											1,426,051		403,571
Increase in number of shares of common stock covered by plan						800,000
Stock options granted				54,298
Option awards vesting period					3 years
Option awards expiration period					10 years
2013 Equity Incentive Plan [Member] | Director [Member]
Class Of Stock [Line Items]
Stock options granted					238,500
2013 Equity Incentive Plan [Member] | Non Executive Chairman [Member]
Class Of Stock [Line Items]
Stock options granted					53,108